Other Comprehensive Income - Reclassifications (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Other comprehensive income derivatives qualifying as hedges net of tax period increase decrease abstract
Interest rate contracts			$ 20,476	$ 17,014
Foreign exchange contracts cost of revenue			(1,307)	(5,000)
Foreign exchange contracts interest			577	228
Total before tax			19,746	12,242
Tax expense or benefit			(5,624)	(2,425)
Net of tax			14,122	9,817
Other comprehensive income defined benefit plans adjustment net of tax period increase decrease abstract
Other comprehensive income loss pension and other post retirement benefit plans net unamortized gain loss arising during period before tax	6,318	4,794	19,095	13,537
Total before tax			19,095	13,537
Benefit plans tax expense			(7,318)	(5,308)
Benefit plans net of tax			11,777	8,229
Total reclassifications for the period			$ 25,899	$ 18,046